Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 33,817	$ 32,650	$ 28,932
Cost of revenues	27,159	25,907	22,587
Gross profit	6,658	6,743	6,345
Operating costs and expenses:
Sales and marketing	4,064	3,705	3,389
General and administrative	2,255	1,834	1,870
Impairment of intangible assets	356
Impairment of Goodwill	614
Total operating costs and expenses	7,289	5,539	5,259
Operating income (loss)	(631)	1,204	1,086
Financial expenses, net	(330)	(255)	(297)
Income before taxes on income (loss)	(961)	949	789
Taxes on income (tax benefit)	(48)	(41)	16
Net income (loss)	$ (913)	$ 990	$ 773
Basic and diluted net Income (loss) per share	$ (0.23)	$ 0.28	$ 0.24
Shares (in thousands) used in calculation of earnings per share:
Basic	4,053	3,500	3,171
Diluted	4,059	3,500	3,171